PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	December 31
	2024	2023
	U.S. dollars in thousands
Cost:
Computers and peripheral equipment	313	254
Office furniture and equipment	169	170
Machines and equipment	656	652
Leasehold improvements	262	264
Energy Storage systems	(*)389	844
	1,789	2,184

Accumulated depreciation:	(862)	(591)

Depreciated cost	927	1,593

For the years ended December 31, 2024 and 2023, depreciation expenses amounted to $374 thousand and $239 thousand, respectively.

(*)	During the reporting period the Company classified an energy storage system from property and equipment to inventory.